Significant accounting policies	3 Months Ended
Mar. 31, 2023
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Significant accounting policies	Significant accounting policies
The accounting policies applied by the Company in these unaudited condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2022 and have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements, except for the following:
Revenue Recognition
Product Revenue

The Company generates revenue from sales of ZYNLONTA in the U.S. for the treatment of relapsed or refractory DLBCL, which was approved by the FDA on April 23, 2021 and launched shortly thereafter. Revenue is recognized when control is transferred to the customer at the net selling price, which includes reductions for gross-to-net (“GTN”) sales adjustments such as government rebates, chargebacks, distributor service fees, other rebates and administrative fees, sales returns and allowances and sales discounts.

On November 15, 2021, the Infrastructure Investment and Jobs Act was enacted, which added a requirement for manufacturers of certain single-source drugs (including biologics and biosimilars) separately paid for under Medicare Part B for at least 18 months and marketed in single-dose containers or packages (known as refundable single-dose container or single-use package drugs) to provide annual refunds if those portions of the dispensed drug that are unused and discarded exceed an applicable percentage defined by statute or regulation. The Centers for Medicare & Medicaid Services (the “CMS”) finalized regulations to implement this section on November 18, 2022, and the provision went into effect on January 1, 2023.

The Company has accounted for this annual refund (“discarded drug rebate”) as a GTN sales adjustment beginning in the first quarter of 2023. The discarded drug rebate will involve significant estimates and judgment after considering factors including legal interpretations of applicable laws and regulations, historical experience with discarded volumes and processing time lags.

The Company will use information from external sources to identify the Company’s discarded volumes and estimate the discarded drug rebate. The Company’s estimates are subject to inherent limitations of estimates that rely on third-party information and reflect other limitations including lags between the date as of which third-party information is generated and the date on which the Company receives third-party information. Estimates for the discarded drug rebate will be assessed each period and adjusted as required to revise information or actual experience.
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2023, that are relevant to the Group. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.